Exit or Disposal Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Exit or Disposal Activities

(15) Exit or Disposal Activities

In June 2010, the Company announced plans to transition certain accounting functions in its corporate center and certain Americas locations to a third party provider. The Company expects to execute the plan between July 2010 and December 2011. The Company also affirmed its decision to cease manufacturing operations at Waxdale, its primary U.S. manufacturing facility, and to move some production to other locations in North America, as well as pursue contract manufacturing for a portion of its product lines. The timeline to transition out of Waxdale is not certain, but is expected to be largely completed during the first semester of fiscal 2012. In connection with these plans, the Company recognized liabilities of $5,972 for the involuntary termination of employees during the fiscal year ended December 31, 2010, most of which are associated with the Americas operating segment. In addition, the company recorded $3,035 of period costs associated with these activities. These expenses are included in selling, general and administrative expenses in the consolidated statements of operations.

9. Exit or Disposal Activities

In June 2010, the Company announced plans to transition certain accounting functions in its corporate center and certain Americas locations to a third party provider. The Company expects to execute the plan between July 2010 and December 2011. The Company also affirmed its decision to cease manufacturing operations at Waxdale, its primary U.S. manufacturing facility, and to move some production to other locations in North America, as well as pursue contract manufacturing for a portion of its product lines. The timeline to transition out of Waxdale is not certain, but is expected to be largely completed during the first semester of fiscal 2012. In connection with these plans, the Company recorded an original estimate of $5,972 for the involuntary termination of employees which was subsequently reduced by $98 and $700 during the three and nine months ended September 30, 2011, respectively. These costs are included in selling, general and administrative expenses in the consolidated statements of operations.

As of September 30, 2011, the Company carries a liability balance of $4,290 related to these involuntary terminations.